RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Significant Balances with Related Parties

As of December 31, 2012 and 2013, significant balances with related parties were as follows:

	December 31,
	2012	2013
Due from related parties:
WuXi MedImmune:	$—	$123
WuXiPRA:	—	1,045

Total	$—	$1,168

Due to a related party:
WuXiPRA:	—	218

Total	$—	$218